Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000104446 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM Local Currency Bond ETF
Class Name	iShares J.P. Morgan EM Local Currency Bond ETF
Trading Symbol	LEMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Local Currency Bond ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 11.54%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced) returned 11.85%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market sovereign bonds gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After its December 2024 rate cut, the central bank held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. In terms of credit quality, investment-grade bonds rated Baa by Moody’s contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.54%	1.02%	1.37%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced)	11.85	1.06	1.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	On March 5, 2025, the name of the Fund's Underlying Index changed from the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index to the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 429,089,523
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,048,055
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$429,089,523
Number of Portfolio Holdings	442
Net Investment Advisory Fees	$1,048,055
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.8%
Aa	3.9%
A	27.9%
Baa	44.9%
Ba	16.8%
B	3.9%
Not Rated	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	15.2%
India	9.5%
Indonesia	5.8%
Mexico	5.7%
Malaysia	5.5%
Thailand	4.8%
Poland	4.7%
South Africa	4.6%
Brazil	4.4%
Peru	4.1%
Other#	35.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112502 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM Corporate Bond ETF
Class Name	iShares J.P. Morgan EM Corporate Bond ETF
Trading Symbol	CEMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Corporate Bond ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.58%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan CEMBI Broad Diversified Core Index (Spliced) returned 8.05%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market bonds gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After its December 2024 rate cut, the Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars. In this landscape, the Fund’s allocation to corporate bonds contributed the most to performance, followed by government-related issues. By sector, Financial, followed by Energy bonds, contributed to the Fund’s return during the reporting period. From a quality perspective, bonds on the lower end of the investment grade spectrum (rated Baa by Moody’s) benefited performance, followed by the highest rated high yield bonds, rated Ba.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.58%	2.44%	4.03%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan CEMBI Broad Diversified Core Index (Spliced)	8.05	2.67	4.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 391,664,719
Holdings Count | Holding	1,088
Advisory Fees Paid, Amount	$ 1,982,743
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$391,664,719
Number of Portfolio Holdings	1,088
Net Investment Advisory Fees	$1,982,743
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.7%
Aa	11.6%
A	12.8%
Baa	29.4%
Ba	14.1%
B	6.6%
Caa	0.7%
Not Rated	22.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	8.6%
Saudi Arabia	5.6%
United Arab Emirates	5.4%
Mexico	5.1%
Brazil	5.1%
South Korea	4.2%
Turkey	4.0%
India	4.0%
Chile	3.8%
Hong Kong	3.7%
Other#	50.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112503 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM High Yield Bond ETF
Class Name	iShares J.P. Morgan EM High Yield Bond ETF
Trading Symbol	EMHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM High Yield Bond ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 12.43%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced) returned 12.87%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market high-yield debt gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After its December 2024 rate cut, the Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. In this environment, sovereign government provided the bulk of the Fund’s return during the reporting period. From a quality perspective, high-yield issues rated Ba and B by Moody’s contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.43%	5.42%	4.98%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced)	12.87	5.82	5.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 517,387,009
Holdings Count | Holding	660
Advisory Fees Paid, Amount	$ 2,312,761
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$517,387,009
Number of Portfolio Holdings	660
Net Investment Advisory Fees	$2,312,761
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.8%
Baa	7.5%
Ba	42.4%
B	18.8%
Caa	14.2%
Ca	1.1%
Not Rated	14.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Turkey	14.7%
Brazil	12.8%
Mexico	8.0%
Colombia	7.9%
Argentina	7.1%
Dominican Republic	3.8%
South Africa	3.3%
Bahrain	3.2%
United Arab Emirates	3.0%
Egypt	2.8%
Other#	33.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112949 [Member]
Shareholder Report [Line Items]
Fund Name	iShares US & Intl High Yield Corp Bond ETF
Class Name	iShares US & Intl High Yield Corp Bond ETF
Trading Symbol	GHYG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares US & Intl High Yield Corp Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US & Intl High Yield Corp Bond ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.97%.
  For the same period, the ICE BofA Global Fixed Income Markets Index returned 5.87%, the Markit iBoxx Global Developed Markets High Yield Index returned 9.21% and the Boxx Global Government Index returned 12.19%
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. While the European Central Bank cut rates multiple times in 2024 and 2025, it paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. Positive returns were registered by most countries, but contributions to the Fund’s return were dominated by U.S. corporate bonds, as anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.97%	4.67%	4.85%
ICE BofA Global Fixed Income Markets Index	5.87	(1.79)	1.04
Markit iBoxx Global Developed Markets High Yield Index	9.21	4.84	5.00
iBoxx Global Government Index	12.19	(0.20)	0.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]	The Fund began comparing its performance to the ICE BofA Global Fixed Income Markets Index on June 27, 2025 as it represents the broad global fixed income market and will no longer compare its performance to the iBoxx Global Government Index effective approximately one year from June 27, 2025.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 193,130,700
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 650,001
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$193,130,700
Number of Portfolio Holdings	1,719
Net Investment Advisory Fees	$650,001
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.2%
Baa	1.8%
Ba	44.1%
B	37.4%
Caa	10.0%
Ca	0.5%
C	0.0	%(b)
Not Rated	5.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.5%
United Kingdom	6.1%
France	5.4%
Germany	3.5%
Canada	3.5%
Italy	3.4%
Luxembourg	1.9%
Japan	1.7%
Netherlands	1.3%
Israel	1.1%
Other#	5.6%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112950 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International High Yield Bond ETF
Class Name	iShares International High Yield Bond ETF
Trading Symbol	HYXU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International High Yield Bond ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 12.02%.
  For the same period, the ICE BofA Global Fixed Income Markets Index returned 5.87%, the Markit iBoxx Global Developed Markets ex-US High Yield Index returned 12.38% and the iBoxx Global Government Index returned 12.19%.
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. While the European Central Bank cut rates multiple times in 2024 and 2025, it paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. Positive returns were registered across most countries represented in the Fund, notably among Italian and French bonds. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.02%	3.75%	3.84%
ICE BofA Global Fixed Income Markets Index	5.87	(1.79)	1.04
Markit iBoxx Global Developed Markets ex-US High Yield Index	12.38	3.93	4.12
iBoxx Global Government Index	12.19	(0.20)	0.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund began comparing its performance to the ICE BofA Global Fixed Income Markets Index on June 27, 2025 as it represents the broad global fixed income market and will no longer compare its performance to the iBoxx Global Government Index effective approximately one year from June 27, 2025.

Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 70,935,087
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 203,561
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,935,087
Number of Portfolio Holdings	464
Net Investment Advisory Fees	$203,561
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.8%
Baa	4.6%
Ba	42.4%
B	29.1%
Caa	5.0%
Ca	0.1%
C	0.0	%(b)
Not Rated	16.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	20.6%
Italy	14.5%
United States	13.0%
Germany	11.4%
United Kingdom	9.1%
Luxembourg	5.8%
Spain	4.9%
Netherlands	3.9%
Sweden	3.7%
Japan	2.8%
Other#	10.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on August 29, 2025 that it will change the Fund's name from iShares International High Yield Bond ETF to iShares Euro High Yield Corporate Bond USD Hedged ETF and the ticker from HYXU to EUHY.  The Fund also announced a change of the underlying index from Markit iBoxx Global Developed Markets ex-US High Yield Index to the Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of Euro-denominated high yield bonds that mitigates exposure to fluctuations between the value of the Euro and the U.S. dollar. The Fund's investment advisory fee was also reduced from 0.40% to 0.35%. These changes became effective on November 3, 2025.

Material Fund Change Name [Text Block]	The Fund announced on August 29, 2025 that it will change the Fund's name from iShares International High Yield Bond ETF to iShares Euro High Yield Corporate Bond USD Hedged ETF and the ticker from HYXU to EUHY.
Material Fund Change Objectives [Text Block]	The Fund also announced a change of the underlying index from Markit iBoxx Global Developed Markets ex-US High Yield Index to the Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of Euro-denominated high yield bonds that mitigates exposure to fluctuations between the value of the Euro and the U.S. dollar.
Material Fund Change Expenses [Text Block]	The Fund's investment advisory fee was also reduced from 0.40% to 0.35%. These changes became effective on November 3, 2025.
Material Fund Change Strategies [Text Block]	The Fund also announced a change of the underlying index from Markit iBoxx Global Developed Markets ex-US High Yield Index to the Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD and related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Risks Change [Text Block]	The Fund also announced a change of the underlying index from Markit iBoxx Global Developed Markets ex-US High Yield Index to the Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD and related changes to the Fund’s investment objective, investment strategy, and investment risks.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports